Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Restructuring charges	$92,123	$45,390	$31,143
Total	$92,123	$45,390	$31,143

Schedule of Restructuring Reserve by Type of Cost

	Year Ended
	December 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the year*	76,392	36,704
Utilization	(51,917)	(35,727)
Ending provision	$31,474	$6,999

*The charge for the year ended December 31, 2024 reflects the workforce reduction of $74.5 million (December 31, 2023: $34.1 million) and onerous contract costs of $1.9 million (December 31, 2023: $2.6 million).